Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income And Finance Costs [Abstract]
Summary of Finance Income and Finance Costs

Recognized in income or loss:

Costs (income)	2023	2022
Interest expense on long-term debt and amortization of deferred financing fees	59,432	52,230
Interest expense on lease liabilities	16,042	13,264
Interest income	(8,121)	(1,750)
Net change in fair value and accretion expense of contingent considerations	165	216
Net foreign exchange (gain) loss	(491)	556
Other financial expenses	13,844	15,881
Net finance costs	80,871	80,397
Presented as:
Finance income	(8,612)	(1,750)
Finance costs	89,483	82,147